UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1.  Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2007 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2007 (unaudited)

COMMON STOCKS—93.08%

Shares		Value

MALAYSIA—1.36%
Machinery—1.36%
1,700,000	CB Industrial Product Holdings Berhad	2,626,715

SINGAPORE—91.72%
Banks & Financial Services—18.72%
2,635,000	Oversea-Chinese Banking Corp. Ltd.	15,847,267
1,375,000	United Overseas Bank Ltd.	20,446,435
		36,293,702

Building Materials—2.51%
1,900,000	Hong Leong Asia Ltd.	4,872,117

Commercial Services—3.58%
3,626,000	Oriental Century Ltd. *	2,120,818
1,512,000	SIA Engineering Co. Ltd. +	4,816,496
		6,937,314

Communications - Media—1.89%
1,230,000	Singapore Press Holdings Ltd.	3,658,053

Conglomerate—3.42%
77,400	Jardine Matheson Holdings Ltd.	1,873,080
1,250,000	Sembcorp Industries Ltd. +	4,750,182
		6,623,262

Electronics—1.53%
4,289,000	Advance SCT Ltd.	2,976,307

Engineering—2.23%
3,567,000	Hiap Seng Engineering, Ltd.	2,498,857
6,252,000	Yongnam Holdings Ltd. *	1,818,042
		4,316,899

Industrial—1.77%
1,400,000	Singapore Technologies Engineering Ltd. +	3,423,435

Leisure and Tourism—0.48%
1,580,000	Genting International P.L.C. *	939,792

Machinery—0.91%
4,043,000	Sarin Technologies Ltd.	1,763,519

Oil & Gas Extraction—0.46%
350,000	KS Energy Services Ltd.	902,121

Property Development—16.20%
1,325,000	Capitaland Ltd. +	6,567,643
554,000	City Developments Ltd.	5,565,263
380,000	Keppel Land Ltd. +	2,097,019
5,677,000	Pan Hong Property Group Ltd.	3,151,596
898,000	SC Global Developments Ltd.	3,620,250
5,681,000	Sim Lian Group Ltd.	3,135,044
1,124,471	UOL Group Ltd.	4,013,048
535,000	Wing Tai Holdings Ltd.	1,322,385
900,000	Yanlord Land Group Ltd.	1,927,169
		31,399,417

Real Estate Investment Trust—9.91%
2,889,000	Ascott Residence Trust +	3,723,184
1,244,000	Capitamall Trust, Ltd. +	3,091,296
3,450,000	CDL Hospitality Trusts	5,130,196
1,828,000	Frasers Centerpoint Trust Ltd.	1,860,498
6,100,000	Mapletree Logistics Trust +	5,402,155
		19,207,329

Retail—0.65%
1,642,000	Best World International Ltd.	1,269,672

Shipyards—5.06%
1,100,000	Keppel Corp. Ltd. +	9,814,289

Telecommunications—9.00%
1,500,000	Datacraft Asia Ltd. *	2,025,000
720,000	MobileOne (Asia) Ltd.	1,018,307
5,510,000	Singapore Telecommunications Ltd. +	12,745,357
916,933	StarHub Ltd. +	1,666,490
		17,455,154

Textile—0.03%
190,000	China Hongcheng Holdings Ltd. *	62,785

Transport Services—1.41%
3,300,000	Singapore Post Ltd. +	2,726,191

Transportation - Air—2.74%
415,000	Singapore Airlines Ltd. +	5,320,864

Transportation - Marine—9.22%
5,250,000	Cosco Corp. (Singapore) Ltd.	17,868,945

Total Singapore Common Stocks		177,831,167

Total Common Stocks (Cost—$86,842,780)		180,457,882

WARRANTS—0.14%

Shares		Value

SINGAPORE—0.14%
Electronics—0.14%
1,286,700	Advance SCT Ltd. Rights, expires 2010 *	267,868

Total Warrants (Cost—$67,893)

TIME DEPOSITS—7.90%

Principal
Amount
(000)		Value

SINGAPORE DOLLAR—6.11%
17,920	Citibank Singapore, 0.59%, due 8/1/07	11,843,441

U.S. DOLLAR—1.79%
202	Bank of New York Time Deposit, 0.05%, due 8/1/07	201,946
3,270	Citibank Singapore, 4.38%, due 8/1/07	3,270,002
Total U.S. DOLLAR Time Deposits		3,471,948

Total Time Deposits (Cost—$15,227,917)		15,315,389
Total Investments—101.12% # (Cost—$102,138,590)		196,041,139

Liabilities in excess of other assets—(1.12)%		(2,164,806)

NET ASSETS	(Applicable to 9,274,172 shares of capital stock outstanding; equivalent to $20.90 per share)—100.00%	$193,876,333

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	July 31,	July 31,	Dividend
Name of Affiliated Holding	2006	Cost	Cost	2007	2007	Income
Ascott Residence Trust	1,155,000	$1,893,843	$—	2,889,000	$3,723,184	$31,115
Capitaland Ltd.	1,325,000	—	—	1,325,000	6,567,643	98,884
Capitamall Trust, Ltd.	1,244,000	—	—	1,244,000	3,091,296	46,715
Keppel Corp. Ltd.	550,000	—	—	1,100,000	9,814,289	47,441
Keppel Land Ltd.	600,000	—	(228,112)	380,000	2,097,019	14,964
Mapletree Logistics Trust	5,100,000	678,446	—	6,100,000	5,402,155	146,706
SIA Engineering Co. Ltd.	1,176,000	839,695	—	1,512,000	4,816,496	32,176
Sembcorp Industries Ltd.	1,250,000	—	—	1,250,000	4,750,182	231,393
Singapore Airlines Ltd.	415,000	—	—	415,000	5,320,864	39,859
Singapore Post Ltd.	3,300,000	—	—	3,300,000	2,726,191	107,484
Singapore Technologies Engineering Ltd.	1,400,000	—	—	1,400,000	3,423,435	139,621
Singapore Telecommunications Ltd.	5,510,000	—	—	5,510,000	12,745,357	131,182
SMRT Corp.	2,750,000	—	(1,814,892)	—	—	22,175
StarHub Ltd.	1,000,290	—	—	916,933	1,666,490	65,344
Total					$66,144,601	$1,155,059

# For federal income tax purposes, the cost of securities owned at July 31, 2007 was $86,910,673, excluding short-term interest bearing investments.  At July 31, 2007, the net unrealized appreciation on investments, excluding short-term securities, of $87,955,697  was composed of gross appreciation of $88,002,443 for those investments having an excess of value over cost, and gross depreciation of $46,746 for those investments having an excess of cost over value.

Item 2.	Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	/s/ John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John J. O’Keefe	Date: August 23, 2007
John J. O’Keefe, Vice President and Treasurer

/s/ Masamichi Yokoi		Date: August 23, 2007
Masamichi Yokoi, Chairman